Right of use assets - Summary of Right of Use Assets (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	₨ 4,655	₨ 4,447
Charge for the year	245	230	₨ 191
Ending balance Right-of-use assets	4,264	4,655	4,447
Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	4,357	4,093
Ending balance Right-of-use assets	4,075	4,357	4,093
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	298	354
Ending balance Right-of-use assets	189	298	354
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	5,223	4,720
Additions during the year	1,468	510
Deletions during the year		(7)
Acquisition of subsidiaries during the year	36
Modifications during the year	(26)
Disposal of subsidiary during the year	(1,745)
Ending balance Right-of-use assets	4,956	5,223	4,720
Cost | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	4,726	4,270
Additions during the year	1,443	460
Deletions during the year		(4)
Acquisition of subsidiaries during the year	36
Modifications during the year
Disposal of subsidiary during the year	(1,745)
Ending balance Right-of-use assets	4,460	4,726	4,270
Cost | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	497	450
Additions during the year	25	50
Deletions during the year		(3)
Acquisition of subsidiaries during the year
Modifications during the year	(26)
Disposal of subsidiary during the year
Ending balance Right-of-use assets	496	497	450
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	568	273
Charge for the year	245	230
Depreciation capitalised during the year	54	65
Disposal of subsidiary during the year	(175)
Ending balance Right-of-use assets	692	568	273
Depreciation | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	369	177
Charge for the year	191	192
Depreciation capitalised during the year
Disposal of subsidiary during the year	(175)
Ending balance Right-of-use assets	385	369	177
Depreciation | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	199	96
Charge for the year	54	38
Depreciation capitalised during the year	54	65
Disposal of subsidiary during the year
Ending balance Right-of-use assets	₨ 307	₨ 199	₨ 96